Investments in Equity Method Investees (Summarized Operating Results of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	¥ 268,458	¥ (951,395)
Morgan Stanley
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	3,769,000	3,499,000
Total non-interest expenses	2,887,000	2,582,000
Income from continuing operations before income taxes	840,000	899,000
Net income applicable to Morgan Stanley	¥ 647,000	¥ 687,000